Risk Management (Details) - Schedule of Fair Value of Derivative Instruments - Financial Derivative Contracts $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) classification
Santander Bank Hong Kong | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	2
Maximum exposure to credit risk	$ 8
Santander Bank Hong Kong | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander Bank Hong Kong | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	1
Santander Bank Hong Kong | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander Bank Hong Kong | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 7
Santander Bank Mexico | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	3
Maximum exposure to credit risk	$ 2
Santander Bank Mexico | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	2
Santander Bank Mexico | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander Bank Mexico | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander Bank Mexico | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Santander Bank EEUU | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	1
Maximum exposure to credit risk	$ 167
Santander Bank EEUU | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	37
Santander Bank EEUU | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	130
Santander Bank EEUU | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander Bank EEUU | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Santander UK PLC | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	1
Maximum exposure to credit risk	$ 2
Santander UK PLC | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander UK PLC | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	2
Santander UK PLC | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Santander UK PLC | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0
Banco Santander España | Credit risk
Schedule of Fair Value of Derivative Instruments [Line Items]
Classification | classification	1
Maximum exposure to credit risk	$ 6
Banco Santander España | Credit risk | Derivative instruments (market adjusted)
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	1
Banco Santander España | Credit risk | Deposits
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	5
Banco Santander España | Credit risk | Financial Investments
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	0
Banco Santander España | Currency risk | Loans
Schedule of Fair Value of Derivative Instruments [Line Items]
Maximum exposure to credit risk	$ 0